Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 27.9	$ 55.8
IPI (manufacturing tax)	0.7	0.3
PIS and COFINS	4.0	8.0
IRRF (withholding tax)	8.1	7.4
FGTS (government employee severance indemnity fund)	3.1	2.4
Others	6.6	9.8
Total	50.4	83.7
Current portion	40.4	71.9
Non-current portion	$ 10.0	$ 11.8